Segment Reporting (Details) - Schedule of segment information - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Health Services [Member]
Revenue
Patient service revenue, net	$ 1,375,685	$ 1,514,376	$ 5,764,186	$ 4,743,811
Medicare shared savings revenue
Consulting and event revenue
Product revenue
Total revenue	1,375,685	1,514,376	5,764,186	4,743,811
Operating Expenses
Practice salaries and benefits	718,073	663,937	3,114,991	2,581,481
Other practice operating expenses	562,651	730,784	2,349,279	2,149,118
Medicare shared savings expenses
Cost of product revenue
Selling, general and administrative expenses
Depreciation and amortization	25,518	28,323	109,689	107,341
Total Operating Expenses	1,306,242	1,423,044	5,573,959	4,837,940
(Loss) income from operations	69,443	91,332	190,227	(94,129)
Other Segment Information
Interest expense (income)	2,812	4,197	7,976	40,070
Loss on sales of marketable securities
Loss (gain) on extinguishment of debt			(502,959)
Amortization of original issue and debt discounts on convertible notes
Change in fair value of debt
Change in fair value of derivative financial instruments
Change in fair value of contingent acquisition consideration
Litigation settlement expense
Identifiable assets	2,056,661	2,411,744	2,152,533	2,120,714
Goodwill
Digital Healthcare [Member]
Revenue
Patient service revenue, net
Medicare shared savings revenue
Consulting and event revenue	6,624	11,113	14,883
Product revenue
Total revenue	6,624	11,113	14,883
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Medicare shared savings expenses
Cost of product revenue
Selling, general and administrative expenses	1,264,876	1,305,320	4,681,448	3,017,115
Depreciation and amortization	1,472	595	4,567	2,379
Total Operating Expenses	1,266,348	1,305,915	4,686,015	3,019,494
(Loss) income from operations	(1,259,724)	(1,294,802)	(4,671,132)	(3,019,494)
Other Segment Information
Interest expense (income)	2,211	6,282	11,268	208,977
Loss on sales of marketable securities				282,107
Loss (gain) on extinguishment of debt		5,589,994	5,471,884	1,347,371
Amortization of original issue and debt discounts on convertible notes				530,930
Change in fair value of debt		19,246	19,246	381,835
Change in fair value of derivative financial instruments				(739,485)
Change in fair value of contingent acquisition consideration	(438,322)	635,700	373,656	(75,952)
Litigation settlement expense				706,862
Identifiable assets	2,208,771	3,043,929	3,450,332	192,568
Goodwill
ACO / MSO [Member]
Revenue
Patient service revenue, net
Medicare shared savings revenue			2,419,312	767,744
Consulting and event revenue	77,594	76,542	281,549	432,977
Product revenue
Total revenue	77,594	76,542	2,700,861	1,200,721
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Medicare shared savings expenses	227,729	211,507	2,413,205	1,017,494
Cost of product revenue
Selling, general and administrative expenses
Depreciation and amortization		0
Total Operating Expenses	227,729	211,507	2,413,205	1,017,494
(Loss) income from operations	(150,135)	(134,965)	287,656	183,227
Other Segment Information
Interest expense (income)
Loss on sales of marketable securities
Loss (gain) on extinguishment of debt
Amortization of original issue and debt discounts on convertible notes
Change in fair value of debt
Change in fair value of derivative financial instruments
Change in fair value of contingent acquisition consideration
Litigation settlement expense
Identifiable assets	1,115,871	1,128,491	1,167,965	1,115,148
Goodwill	381,856	381,856	381,856	381,856
Medical Distribution [Member]
Revenue
Patient service revenue, net
Medicare shared savings revenue
Consulting and event revenue
Product revenue	146,969	182,663	718,062	188,588
Total revenue	146,969	182,663	718,062	188,588
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Medicare shared savings expenses
Cost of product revenue	160,811	168,596	606,521	146,461
Selling, general and administrative expenses	70,264	60,817	248,220	45,914
Depreciation and amortization	176,900	182,740	713,440	137,646
Total Operating Expenses	407,975	412,153	1,568,181	330,021
(Loss) income from operations	(261,006)	(229,490)	(850,119)	(141,433)
Other Segment Information
Interest expense (income)		109	(100)	712
Loss on sales of marketable securities
Loss (gain) on extinguishment of debt			(11,757)
Amortization of original issue and debt discounts on convertible notes
Change in fair value of debt
Change in fair value of derivative financial instruments
Change in fair value of contingent acquisition consideration
Litigation settlement expense
Identifiable assets	2,542,446	3,287,628	2,775,621	3,450,013
Goodwill	766,249	766,249	766,249	766,249
Total [Member]
Revenue
Patient service revenue, net	1,375,685	1,514,376	5,764,186	4,743,811
Medicare shared savings revenue			2,419,312	767,744
Consulting and event revenue	84,218	87,655	296,432	432,977
Product revenue	146,969	182,663	718,062	188,588
Total revenue	1,606,872	1,784,694	9,197,992	6,133,120
Operating Expenses
Practice salaries and benefits	718,073	663,937	3,114,991	2,581,481
Other practice operating expenses	562,651	730,784	2,349,279	2,149,118
Medicare shared savings expenses	227,729	211,507	2,413,205	1,017,494
Cost of product revenue	160,811	168,596	606,521	146,461
Selling, general and administrative expenses	1,335,140	1,366,137	4,929,668	3,063,029
Depreciation and amortization	203,890	211,658	827,696	247,366
Total Operating Expenses	3,208,294	3,352,619	14,241,360	9,204,949
(Loss) income from operations	(1,601,422)	(1,567,925)	(5,043,368)	(3,071,829)
Other Segment Information
Interest expense (income)	5,023	10,588	19,144	249,759
Loss on sales of marketable securities				282,107
Loss (gain) on extinguishment of debt		5,589,994	4,957,168	1,347,371
Amortization of original issue and debt discounts on convertible notes				530,930
Change in fair value of debt		19,246	19,246	381,835
Change in fair value of derivative financial instruments				(739,485)
Change in fair value of contingent acquisition consideration	(438,322)	635,700	373,656	(75,952)
Litigation settlement expense				706,862
Identifiable assets	7,923,749	9,871,792	9,546,451	6,878,443
Goodwill	$ 1,148,105	$ 1,148,105	$ 1,148,105	$ 1,148,105